Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,800,000
Total Fee Amount	1,353.38
Total Offset Amount	0
Net Fee	$ 1,353.38
Offset Table N/A	N/A